General (Details) shares in Millions, $ in Billions	Mar. 10, 2021 USD ($) shares	Dec. 31, 2021 numberOfDirectors
AerCap Holdings N.V. | General Electric | Forecast
Business Combination Segment Allocation [Line Items]
Number of director's nomination by General Electric in AerCap N.V. | numberOfDirectors		2
Ownership percentage by GE (in percentage)		46.00%
GE Capital Aviation Services
Business Combination Segment Allocation [Line Items]
Percentage of voting interests acquired in GE Capital Aviation Services	100.00%
Cash transferred in GE Capital Aviation Services acquisition	$ 24
Other consideration transferred in GE Capital Aviation Services acquisition	$ 1
GE Capital Aviation Services | Ordinary share capital
Business Combination Segment Allocation [Line Items]
Ordinary shares issued, net of tax withholdings (in shares) | shares	111.5